Short-Term Borrowings And Long-Term Debt (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Line of Credit Facility [Line Items]
Unused lines of credit for short-term financing	¥ 11,282,220	¥ 11,527,432